REGULATORY MATTERS (FY) (Tables)	12 Months Ended
Dec. 31, 2017
REGULATORY MATTERS [Abstract]
Schedule of Regulatory Capital
The Bank’s capital amounts and ratios are presented in the following table at December 31, 2017 and 2016:

	Actual		Minimum required for capital adequacy purposes		Required in Order to Be Well Capitalized Under PCA
Dollars in thousands	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2017
Common equity tier 1 capital to risk weighted assets	$37,321	10.10%	$16,627	4.50%	$24,017	6.50%
Total capital to risk weighted assets	40,948	11.08%	29,560	8.00%	39,950	10.00%
Tier 1 capital to risk weighted assets	37,321	10.10%	22,170	6.00%	29,560	8.00%
Tier 1 capital to average assets	37,321	9.22%	16,196	4.00%	20,245	5.00%

December 31, 2016
Common equity tier 1 capital to risk weighted assets	$36,636	11.40%	$14,458	4.50%	$20,884	6.50%
Total capital to risk weighted assets	40,045	12.46%	25,703	8.00%	32,128	10.00%
Tier 1 capital to risk weighted assets	36,636	11.40%	19,277	6.00%	25,703	8.00%
Tier 1 capital to average assets	36,636	9.64%	15,201	4.00%	19,002	5.00%